GOODWILL AND INTANGIBLE ASSETS, NET - changes in goodwill by reportable segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Beginning Balance	$ 66,420	$ 27,277
Additions	0	39,143
Ending Balance	66,420	66,420
Travel Marketplace
Goodwill [Line Items]
Beginning Balance	58,999	27,277
Additions	0	31,722
Ending Balance	58,999	58,999
SAAS Platform
Goodwill [Line Items]
Beginning Balance	7,421
Additions	0	7,421
Ending Balance	$ 7,421	$ 7,421